Non-Current Provisions - Summary of Movements in Non-Current Provisions (Details) € in Millions	6 Months Ended
Jun. 30, 2022 EUR (€)
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 6,430
Changes in scope of consolidation	(199)
Increases in provisions and other liabilities	826
Provisions utilized	(196)
Reversals of unutilized provisions	(179)
Transfers	(86)
Net interest related to employee benefits, and unwinding of discount	31
Currency translation differences	154
Actuarial gains and losses on defined-benefit plans	(1,021)
Ending balance	5,760
Provisions for pensions & other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,947
Changes in scope of consolidation	(92)
Increases in provisions and other liabilities	91
Provisions utilized	(56)
Reversals of unutilized provisions	(82)
Transfers	5
Net interest related to employee benefits, and unwinding of discount	24
Currency translation differences	77
Actuarial gains and losses on defined-benefit plans	(1,021)
Ending balance	1,892
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	935
Changes in scope of consolidation	(26)
Increases in provisions and other liabilities	19
Provisions utilized	(73)
Reversals of unutilized provisions	(44)
Transfers	6
Net interest related to employee benefits, and unwinding of discount	2
Currency translation differences	34
Actuarial gains and losses on defined-benefit plans	0
Ending balance	854
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	524
Changes in scope of consolidation	0
Increases in provisions and other liabilities	522
Provisions utilized	(4)
Reversals of unutilized provisions	(1)
Transfers	(72)
Net interest related to employee benefits, and unwinding of discount	0
Currency translation differences	2
Actuarial gains and losses on defined-benefit plans	0
Ending balance	971
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,024
Changes in scope of consolidation	(81)
Increases in provisions and other liabilities	194
Provisions utilized	(63)
Reversals of unutilized provisions	(52)
Transfers	(25)
Net interest related to employee benefits, and unwinding of discount	5
Currency translation differences	41
Actuarial gains and losses on defined-benefit plans	0
Ending balance	€ 2,043